Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	¥ 0	¥ 1,917	[1]
Cost [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets		2,251
Accumulated impairment [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets		¥ (334)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).